Note 4 - Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2016	2015
Deferred tax liabilities:
Policy acquisition costs	$2,427,869	$2,675,908
Net unrealized gain on available-for-sale securities	5,564,461	3,242,210
Due premiums	922,868	957,825
Other	768,852	695,201
Total deferred tax liabilities	9,684,050	7,571,144

Deferred tax assets:
Benefit reserves, net of reinsurance	2,626,693	3,137,466
Other policyholder funds	337,333	363,106
AMT credit carryforwards	656,087	565,828
Accrued pension liability	2,047,230	2,065,628
Deferred revenue on reinsurance ceded	486,760	-
Other-than-temporary impairments	40,211	-
Other	232,793	333,340
Total deferred tax assets	6,427,107	6,465,368
Net deferred tax liabilities	$3,256,943	$1,105,776

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2016	2015

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(17.2)	(19.2)
Dividends-received deduction	(0.9)	(2.7)
Defined contribution plan dividend	(0.7)	(2.3)
Nondeductible COLI expense	(5.2)	(16.3)
Nontaxable COLI life insurance proceeds	-	(7.7)
Nondeductible travel & meals expense	0.6	2.5
True-up of provision to actual	0.1	1.7
Other	0.4	(4.7)

Effective income tax rate	11.1%	(14.7	) %